Employee Benefits - Summary of Sensitivity Analysis for Actuarial Assumptions (Parenthetical) (Detail)	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Abstract]
Percentage of change in discount rate	1.00%	1.00%
Percentage of change in future salary growth	1.00%	1.00%
Percentage of change in withdrawal rate	10.00%	10.00%